Publishing segment

A summary of our Publishing segment results is presented below:

	Three months ended			Nine months ended
In thousands	September 30, 2020	September 29, 2019	Change	September 30, 2020	September 29, 2019	Change
Operating revenues:
Advertising and marketing services	$329,508	$178,491	$151,017	$1,025,396	$566,526	$458,870
Circulation	336,152	146,254	189,898	1,053,517	449,246	604,271
Other	66,566	41,514	25,052	207,355	123,003	84,352
Total operating revenues	732,226	366,259	365,967	2,286,268	1,138,775	1,147,493
Operating expenses:
Operating costs	438,588	214,315	224,273	1,390,366	669,585	720,781
Selling, general and administrative expenses	186,000	94,332	91,668	592,856	317,596	275,260
Depreciation and amortization	52,481	23,840	28,641	175,990	64,439	111,551
Integration and reorganization costs	5,120	2,608	2,512	39,049	9,067	29,982
Asset impairments	868	—	868	7,727	2,469	5,258
Goodwill and intangible impairments	—	—	—	352,947	—	352,947
Loss on sale or disposal of assets	1,731	568	1,163	1,876	2,746	(870)
Total operating expenses	684,788	335,663	349,125	2,560,811	1,065,902	1,494,909
Operating income (loss)	$47,438	$30,596	$16,842	$(274,543)	$72,873	$(347,416)

The following table provides the breakout of operating revenues by category:

	Three months ended			Nine months ended
In thousands	September 30, 2020	September 29, 2019	Change	September 30, 2020	September 29, 2019	Change
Local and national print	$132,012	$93,454	$38,558	$422,849	$304,023	$118,826
Classified print	76,210	45,589	30,621	240,888	143,867	97,021
Total Print advertising	208,222	139,043	69,179	663,737	447,890	215,847

Digital media	84,054	23,101	60,953	235,865	67,220	168,645
Digital marketing services	25,499	10,219	15,280	79,677	32,021	47,656
Digital classified	11,733	6,128	5,605	46,117	19,395	26,722
Total Digital advertising and marketing services	121,286	39,448	81,838	361,659	118,636	243,023

Advertising and marketing services	329,508	178,491	151,017	1,025,396	566,526	458,870

Print circulation	312,644	140,877	171,767	989,482	433,636	555,846
Digital circulation	23,508	5,377	18,131	64,035	15,610	48,425
Total Circulation	336,152	146,254	189,898	1,053,517	449,246	604,271

Other	66,566	41,514	25,052	207,355	123,003	84,352

Total operating revenues	$732,226	$366,259	$365,967	$2,286,268	$1,138,775	$1,147,493

The increase in Local and National print advertising revenues and Classified print advertising revenues was due to acquired revenues related to Legacy Gannett of $74.6 million and $41.7 million, respectively, for the three months ended September 30, 2020, and $232.9 million and $132.1 million, respectively, for the nine months ended September 30, 2020. Excluding the acquisition of Legacy Gannett, Local and National print advertising revenues and Classified print advertising revenues decreased $36.0 million and $11.1 million, respectively, for the three months ended September 30, 2020 and $116.9 million and $35.8 million, respectively, for the nine months ended September 30, 2020. The decline in print advertising was driven by the secular industry trends and the negative impact COVID-19 pandemic had on all categories. The decline in Local and National print advertising revenues was driven by fewer advertising spots sold and a decline in advertiser inserts. Classified print advertising revenues declined due to reduced legal, automotive and real estate listings.

For the three months ended September 30, 2020, the increase in Digital media, Digital marketing services and Digital classified revenues was due to acquired revenues related to Legacy Gannett of $66.5 million, $18.3 million and $6.9 million, respectively, and for the nine months ended September 30, 2020 was $179.8 million, $55.8 million and $30.9 million, respectively. Excluding the acquisition of Legacy Gannett, Digital media, Digital marketing services and Digital classified revenues decreased $5.5 million, $3.0 million and $1.3 million, respectively, for the three months ended September 30, 2020 and $11.4 million, $8.1 million and $4.2 million, respectively, for the nine months ended September 30, 2020 due to the negative impact of the COVID-19 pandemic, which contributed to lower local digital media spend, lower client counts for Digital Marketing Services and a reduction in the volume of automotive and employment classified advertisements.

The increase in Print circulation revenues and Digital circulation revenues, which contains digital only subscriptions, was due to acquired revenues related to Legacy Gannett of $189.4 million and $17.1 million, respectively, for the three months ended September 30, 2020, and $599.1 million and $45.8 million, respectively, for the nine months ended September 30, 2020. Excluding the acquisition of Legacy Gannett, for the three and nine months ended September 30, 2020, Print circulation revenues decreased $17.6 million $45.8 million, respectively, due to declines driven by a reduction in the volume of home delivery due to subscriber declines and single copy sales, reflecting secular industry trends and the impact of COVID-19 on businesses that buy and sell copies of our publications and Digital circulation revenues increased $1.0 million and $2.6 million, respectively, due to an increase in digital only subscribers of 31.1%.

For the three and nine months ended September 30, 2020, the increase in Other revenues was due to acquired revenues related to Legacy Gannett of $37.0 million and $112.7 million, respectively. Excluding the acquisition of Legacy Gannett, Other revenues decreased $12.0 million and $28.3 million due to declines in the commercial print and delivery business, as a result of the overall secular trends and the COVID-19 pandemic.

For the three and nine months ended September 30, 2020, operating costs increased $224.3 million and $720.8 million, respectively. The following table provides the breakout of the increases in operating costs:

	Three months ended			Nine months ended
In thousands	September 30, 2020	September 29, 2019	Change	September 30, 2020	September 29, 2019	Change
Newsprint and ink	$31,250	$20,179	$11,071	$101,097	$67,706	$33,391
Distribution	99,189	37,053	62,136	306,768	114,208	192,560
Compensation and benefits	153,643	70,936	82,707	478,996	222,728	256,268
Outside services	74,207	42,515	31,692	252,046	129,825	122,221
Other	80,299	43,632	36,667	251,459	135,118	116,341
Total operating costs	$438,588	$214,315	$224,273	$1,390,366	$669,585	$720,781

For the three and nine months ended September 30, 2020, Newsprint and ink costs increased $11.1 million and $33.4 million, respectively, as a result of acquired newsprint and ink costs related to Legacy Gannett operations. The Company’s newsprint and ink costs benefited $8.0 million and $26.1 million, respectively, from the declines in print circulation and lower print advertising volumes, lower paper prices, and page count reductions driven by efficiency initiatives in printing operations.

For the three and nine months ended September 30, 2020, Distribution costs increased $62.1 million and $192.6 million, respectively, due to higher acquired hauling and delivery costs. The Company’s Distribution costs benefited $3.7 million and $10.5 million, respectively, from declines in print circulation and print advertising volumes.

For the three and nine months ended September 30, 2020, Compensation and benefit costs increased $82.7 million and $256.3 million, respectively, due to costs related to Legacy Gannett operations. The Company’s Compensation and benefit costs benefited $17.6 million and $48.9 million, respectively, from cost containment initiatives implemented in connection with the COVID-19 pandemic and ongoing integration efforts, including headcount reductions.

For the three and nine months ended September 30, 2020, Outside services, which includes outside printing, professional services, paid search and ad serving and credit card fees increased $31.7 million and $122.2 million, respectively, due to acquired costs associated with the Legacy Gannett operations. Outside services benefited $23.4 million and $40.1 million, respectively, as a result of declines in activity driven by lower revenues and cost containment initiatives as well as a decline in third-party printing activity driven by lower volume.

For the three and nine months ended September 30, 2020, Selling, general, and administrative expenses increased by $91.7 million and $275.3 million, respectively. The following table provides the breakout of the increases in Selling, general and administrative expenses:

	Three months ended			Nine months ended
In thousands	September 30, 2020	September 29, 2019	Change	September 30, 2020	September 29, 2019	Change
Compensation and benefits	$96,377	$58,663	$37,714	$295,569	$181,514	$114,055
Outside services	10,805	7,446	3,359	33,858	24,670	9,188
Other	78,818	28,223	50,595	263,429	111,412	152,017
Total Selling, general and administrative expenses	$186,000	$94,332	$91,668	$592,856	$317,596	$275,260

For the three and nine months ended September 30, 2020, Compensation and benefits costs increased $37.7 million and $114.1 million, respectively, due to acquired costs associated with the acquisition of Legacy Gannett. Overall Compensation and benefits benefited $12.1 million and $40.9 million, respectively, from cost containment initiatives, including employee furloughs and headcount reductions as a result of ongoing integration efforts.

For the three and nine months ended September 30, 2020, Outside services costs, which include outside printing, professional and outside services and credit card fees, increased $3.4 million and $9.2 million, respectively, due to acquired costs. Outside services benefited $2.3 million and $8.1 million, respectively, from declines in activity and cost containment initiatives.

For the three and nine months ended September 30, 2020, Depreciation and amortization expenses increased due to the acquired property and intangibles and an increase in accelerated depreciation of $7.1 million and $40.2 million, respectively, due to the continued consolidation of operations resulting from ongoing cost reduction programs.

For the three and nine months ended September 30, 2020, Integration and reorganization costs increased due to the continued consolidation of operations resulting from the ongoing implementation of our plans to reduce costs and preserve cash flow and for the nine months ended an increase in severance costs of $29.3 million.

Publishing segment adjusted EBITDA:

	Three months ended			Nine months ended
In thousands	September 30, 2020	September 29, 2019	Change	September 30, 2020	September 29, 2019	Change
Net income (loss) attributable to Gannett	$67,726	$31,362	$36,364	$(213,490)	$74,690	$(288,180)
Interest expense	17	21	(4)	127	99	28
Non-operating pension income	(18,262)	(208)	(18,054)	(54,215)	(625)	(53,590)
Gain on sale of investments	—	—	—	(195)	—	(195)
Other non-operating income, net	(1,855)	(74)	(1,781)	(5,190)	(337)	(4,853)
Depreciation and amortization	52,481	23,840	28,641	175,990	64,439	111,551
Integration and reorganization costs	5,120	2,608	2,512	39,049	9,067	29,982
Asset impairments	868	—	868	7,727	2,469	5,258
Goodwill and intangible impairments	—	—	—	352,947	—	352,947
Loss on sale or disposal of assets	1,731	568	1,163	1,876	2,746	(870)
Other items	926	838	88	7,141	3,339	3,802
Adjusted EBITDA (non-GAAP basis)	$108,752	$58,955	$49,797	$311,767	$155,887	$155,880

Adjusted EBITDA for our Publishing segment was $108.8 million for the three months ended September 30, 2020, an increase of $49.8 million compared to the three months ended September 30, 2019 and was $311.8 million for the nine months ended September 30, 2020, an increase of $155.9 million compared to the nine months ended September 29, 2019. The increase for both the three and nine months ended September 30, 2020 was primarily attributable to acquired Adjusted EBITDA for Legacy Gannett and ongoing operating efficiencies, offset by lower demand during the third quarter of 2020, which was impacted by the ongoing economic effects of COVID-19.

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